SEGMENT REPORTING - Narrative (Details) - segment	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Number of operating segments		1	2
Number of reportable segments	3	1	2
LMA
Segment Reporting Information [Line Items]
Number of operating segments		2
Abacus Settlements, LLC
Segment Reporting Information [Line Items]
Number of operating segments			1